Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details)							1 Months Ended										3 Months Ended	6 Months Ended	12 Months Ended			72 Months Ended
	Mar. 11, 2016 $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Sep. 14, 2014	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Feb. 04, 2014 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2014 $ / shares shares	Aug. 31, 2014 $ / shares shares	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares	Mar. 31, 2014 $ / shares shares	Mar. 11, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2009 $ / shares	Dec. 31, 2014 $ / shares shares	Jul. 24, 2015 shares	Sep. 09, 2014 $ / shares shares	Jul. 31, 2014 $ / shares shares	Feb. 28, 2014 $ / shares shares
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares		$ 9.00
Underwriter Price (in Dollars per share) | $ / shares		8.28
Underwriting Discount (in Dollars per share) | $ / shares		$ 0.72
Underwriting Commission		8.00%
Proceeds from Issuance or Sale of Equity (in Dollars) | $		$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units, Period		45 days
Option Granted to Underwriter to Purchase Additional Units, Number of Units Granted		250,000
Option Granted to Underwriter to Purchase Additional Units, Additional Units Purchased		0
Underwriting Agreement, Non-accountable Expense Allowance, Percentage		1.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01	$ 0.01								$ 0.01	$ 0.01		$ 0.01
Warrant exercise price (in Dollars per share) | $ / shares					$ 11.25										$ 11.25		$ 11.25
Share Price (in Dollars per share) | $ / shares																					$ 26.25
Class of Warrant or Right, Outstanding																			8,077,477
Stock Issued During Period, Value, New Issues (in Dollars) | $																			$ 13,060,880	$ 2,055,001
Stock Issued During Period, Shares, New Issues											13,700
Cashless Exercise Of Common Stock Warrants Total															3,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										21,538
Preferred Stock, Dividend Rate, Percentage				6.00%	6.00%
Conversion Of Stock Price Per Share (in Dollars per share) | $ / shares					$ 19.50
Stock Issued During Period, Shares, Preferred Stock Conversion				1,561	970
Number of Preferred Stock Shareholders				16	16									16	16		16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														3,725	4,444
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 19.50										$ 19.50
Percentage Reduction to Number of Warrants												11.00%													11.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																			0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																			59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																			66.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																			780,718
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares																			$ 5.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																			8 years 62 days
Class of Warrant or Right, Number of Warrants Vested and Exercisable																			8,077,477
Allocated Share-based Compensation Expense (in Dollars) | $																			$ 871,877	$ 723,367
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $																			$ 32,682
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			2 months
Common Stock, Shares Authorized										100,000,000									100,000,000	100,000,000		100,000,000	100,000,000
Preferred Stock, Shares Authorized																							20,000,000
Subsequent Event [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares	$ 0.18																	$ 0.18
Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Unit Purchase Option, Units Sold		1,666,667
Unit Purchase Option, Units Issued		228,343
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,895,010
Corporate Stock Transfer, Inc. [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Unit Agreement, Number of Shares of Common Stock Included in Each Unit		1
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.01
Corporate Stock Transfer, Inc. [Member] | Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Unit Purchase Option, Units Issued		228,343
Unit Purchase Option, Number of Units Available for Underwriter to Purchase, Percentage		5.00%
Unit Purchase Option, Number of Units Available for Underwriter to Purchase		83,333
Unit Purchase Option, Exercise Price, Percentage		125.00%
Unit Purchase Option, Exercise Price (in Dollars per share) | $ / shares		$ 11.25
Common Stock [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares																			$ 125.25
Stock Issued During Period, Value, New Issues (in Dollars) | $																			$ 16,667
Stock Issued During Period, Shares, New Issues																			1,666,667
Stock Issued During Period, Shares, Preferred Stock Conversion																			228,343
Common Stock [Member] | Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,895,010
Warrant [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Cashless Exercise Of Common Stock Warrants Total																	15,442
Series A Warrants [Member] | Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		7,580,040
Series A Warrants [Member] | Corporate Stock Transfer, Inc. [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Unit Agreement, Number of Warrants Included in Each Unit		4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Warrant exercise price (in Dollars per share) | $ / shares		$ 4.95
Cashless Exercise Formula, Definition of Letter "C" in the Formula, Closing Bid Price, Number of Trading Days Prior to the Time of Exercise		2
Cashless Exercise Formula, Closing Bid Price Per Share, Minimum to Be Used in the Formula (in Dollars per share) | $ / shares		$ 0.43
Beneficial Ownership Limitation, Percentage		4.99%
Class of Warrant or Right, Period Over Which Additional Adjustments to Price and Number of Shares May Be Made		3 years
Series A Warrants [Member] | Corporate Stock Transfer, Inc. [Member] | Subsequent Event [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	10.06																	10.06
Warrants Option to Settle in Cash, Fair Value Disclosure (in Dollars per share) | $ / shares	$ 4.3246																	$ 4.3246
Class of Warrant or Right, Exercised During Period																		3,390,935
Stock Issued During Period, Shares, Exercise Of Warrants																		34,053,653
Class of Warrant or Right, Outstanding	4,189,105																	4,189,105
Maximum [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Underwriting Agreement, Expenses Agreed to Reimburse the Underwriter (in Dollars) | $		$ 70,000
Warrant exercise price (in Dollars per share) | $ / shares																			$ 24.375
Share Price (in Dollars per share) | $ / shares										$ 37.50										$ 37.50		$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																			2.35%	2.75%		2.97%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																				10 years		6 years 6 months
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																			$ 23.85	$ 13.9195
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares																			$ 5.5695
Minimum [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																			$ 4.95
Share Price (in Dollars per share) | $ / shares										$ 3.75										$ 3.75		$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																			1.63%	1.44%		0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																			5 years	5 years		2 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																			$ 0.75	$ 3.2006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares																			0.2750
Chief Executive Officer [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, Stock Options Exercised (in Dollars) | $																$ 4,336
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																$ 1.25
Dr. Samuel Herschkowitz [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																										$ 20.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										1,482
Two Lenders [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																									$ 12.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									28,986
Purchasers [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							3,121	3,121	3,122	1,559		1,561
Warrant exercise price (in Dollars per share) | $ / shares													$ 24.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													61,539
Preferred Stock, Dividend Rate, Percentage							6.00%	6.00%		6.00%		6.00%
Conversion Of Stock Price Per Share (in Dollars per share) | $ / shares							$ 9.75	$ 9.75	$ 9.75
Number of Preferred Stock Shareholders							16	16	16	16		16								16		16
Maximum Number of Days Not Listed on Stock Market													180 days
Preferred Stock Conversion Price, Per Share (in Dollars per share) | $ / shares									$ 19.50	$ 19.50		$ 19.50
Four Lenders [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 12.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												37,440
Series B Convertible Preferred Stock [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Beneficial Ownership Limitation, Percentage		4.99%
Convertible Preferred Stock, Shares Issued upon Conversion		1
(in Dollars per share) | $ / shares										$ 0.01									$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized										10,000,000									10,000,000	10,000,000		10,000,000
Series B Convertible Preferred Stock [Member] | Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,895,010
Series B Convertible Preferred Stock [Member] | Corporate Stock Transfer, Inc. [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Unit Agreement, Number of Shares of Preferred Stock Included in Each Unit		1
Series A Convertible Preferred Stock [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																										$ 24.38
Stock Issued During Period, Value, New Issues (in Dollars) | $						$ 2,055,000
Stock Issued During Period, Shares, New Issues						20,550
Series A Convertible Preferred Stock [Member] | Exchange Units [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		84,770
Series A Convertible Preferred Stock [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
(in Dollars per share) | $ / shares						$ 0.01				$ 0.01									$ 0.01	$ 0.01		$ 0.01
(in Dollars per share) | $ / shares						$ 100				$ 100									$ 100	$ 100		$ 100
Preferred Stock, Shares Authorized										10,000,000									10,000,000	10,000,000		10,000,000
Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member] | Series A Warrants [Member] | Corporate Stock Transfer, Inc. [Member] | Subsequent Event [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Exercise Of Warrants	42,130,704
The Convertible Notes [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Debt Instrument, Principal Redemption Amount (in Dollars) | $		$ 933,074
Debt Instrument, Redemption Premium, Percentage		40.00%
Debt Instrument, Redemption Price (in Dollars) | $		$ 1,548,792
Debt Instrument, Redemption Amount Paid To Affiliates (in Dollars) | $		$ 167,031
Equity Incentive Plan [Member] | Maximum [Member] | Employee, Director, and Consultant Stock Options [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																			10 years
Equity Incentive Plan [Member] | Minimum [Member] | Employee, Director, and Consultant Stock Options [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																			3 years
SOK Partners LLC [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares				$ 12.38										$ 12.38										$ 12.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,431										5,431										4,831
Percentage of Reduction to Warrant Agreement			11.00%